Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Oct. 03, 2010	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Statement [Abstract]
Revenue	$ 16,900	$ 31,758	$ 31,375	$ 32,055	$ 30,760	$ 35,443	$ 35,420	$ 34,056	$ 31,672		$ 62,167	$ 94,190	$ 125,948	$ 136,591	$ 191,677
Cost of revenue	8,263	16,476	16,620	17,001	14,653	15,556	17,590	17,647	15,151		30,272	48,274	64,750	65,944	126,692
Gross profit	8,637	15,282	14,755	15,054	16,107	19,887	17,830	16,409	16,521		31,895	45,916	61,198	70,647	64,985
Operating expenses:
Research and development	12,455	14,120	16,581	12,842	14,000	13,069	14,402	14,669	13,656		38,572	43,423	57,543	55,796	60,769
Selling, general and administrative	4,589	5,221	4,507	4,648	4,680	4,955	5,528	5,659	6,145		14,227	13,835	19,056	22,287	27,239
Operating asset and goodwill impairments										21,400					21,378
Restructuring charges				(30)	1,092			(156)	47			1,062	1,062	(109)	5,794
Total operating expenses	17,044	19,341	21,088	17,460	19,772	18,024	19,930	20,172	19,848		52,799	58,320	77,661	77,974	115,180
Loss from operations	(8,407)	(4,059)	(6,333)	(2,406)	(3,665)	1,863	(2,100)	(3,763)	(3,327)		(20,904)	(12,404)	(16,463)	(7,327)	(50,195)
Gain on sale of marketable securities									1,295					1,295
Interest income and other income (expense), net	(147)	143	61	(387)	75	(161)	(311)	21	68		(507)	(251)	(108)	(383)	51
Loss before provision for income taxes	(8,554)	(3,916)	(6,272)	(2,793)	(3,590)	1,702	(2,411)	(3,742)	(1,964)		(21,411)	(12,655)	(16,571)	(6,415)	(50,144)
Provision for (benefit from) income taxes	111	608	85	206	115	1,157	(261)	87	99		343	406	1,014	1,082	(381)
Net loss	$ (8,665)	$ (4,524)	$ (6,357)	$ (2,999)	$ (3,705)	$ 545	$ (2,150)	$ (3,829)	$ (2,063)		$ (21,754)	$ (13,061)	$ (17,585)	$ (7,497)	$ (49,763)
Basic and diluted net loss per share	$ (0.12)		$ (0.09)								$ (0.31)	$ (0.19)	$ (0.25)	$ (0.11)	$ (0.88)
Weighted average number of shares (basic and diluted)	71,662		69,788								71,086	69,555	69,701	68,656	56,713